Business combination	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business combination
Business combinations

(a)	Western World Insurance Group, Inc. acquisition
On October 2, 2014, Validus Specialty, Inc., wholly owned subsidiary of the Company acquired all of the issued and outstanding capital stock of Western World for an aggregate purchase price of $692,305 in cash. The Western World acquisition was undertaken to enhance the Company's access to the specialty U.S. commercial insurance market. Additional factors that added to the value of Western World included its State Licenses, Brand Name, Distribution Network and Technology. These factors resulted in a market value greater than the value of net tangible and intangible assets which resulted in the recognition of goodwill. This goodwill is reflective of the strategic benefits that a U.S. based insurer can provide to the Company.
For reporting purposes, the results of Western World’s operations have been included in the Consolidated Financial Statements as a separate segment from the acquisition date.
The estimates of fair values for tangible and intangible assets acquired and liabilities assumed were determined by management based on various market and income analyses. Significant judgment was required to arrive at these estimates of fair value and changes to assumptions used could have led to materially different results.
The fair value of net assets acquired, including pro forma GAAP adjustments, are summarized as follows:

Total purchase price		$692,305
Assets acquired
Cash and cash equivalents	$48,760
Investments	1,126,185
Receivables	37,848
Other assets	19,418
Tangible assets acquired		1,232,211
Intangible asset - State licenses	$12,325
Intangible asset - Brand name	5,756
Intangible asset - Distribution network	4,651
Intangible asset - Technology	2,323
Intangible assets acquired		$25,055
Liabilities acquired
Net loss reserves and paid losses recoverable	$523,315
Unearned premiums, net of expenses	135,686
Other liabilities	81,464
Liabilities acquired		740,465
Excess purchase price (goodwill)		$175,504

For details on the intangible assets acquired, refer to Note 6: "Goodwill and other intangible assets".
The Company also incurred transaction expenses related to the Western World acquisition. Transaction expenses included legal, financial advisory and audit related services.
Supplemental Pro Forma Information
Operating results of Western World have been included in the Consolidated Financial Statements from the October 2, 2014 acquisition date. The following selected unaudited pro forma financial information has been provided to present a summary of the combined results of the Company and Western World, assuming the transaction had been effected on January 1, 2013.
The unaudited pro forma data is for informational purposes only and does not necessarily represent results that would have occurred if the transaction had taken place on the basis assumed above.

	Year ended	Year ended
	December 31, 2014	December 31, 2013
	(unaudited)	(unaudited)
Net premiums earned	$2,216,349	$2,325,407
Net operating income	$481,179	$645,696
Net income	$448,071	$561,832

The following selected audited information has been provided to present a summary of the results of Western World that have been included in the Consolidated Financial Statements for the year ended December 31, 2014.

From Acquisition Date to
December 31, 2014
Net premiums written	$58,807
Total revenue	78,325
Total expenses	(66,882)
Net income	$11,443

(b)	Flagstone Reinsurance Holdings S.A. acquisition
On November 30, 2012, pursuant to a merger agreement, the Company acquired all of the outstanding common shares of Flagstone Reinsurance Holdings, S.A. ("Flagstone") in exchange for 0.1935 Company common shares and $2.00 cash per Flagstone common share (the "Flagstone Acquisition"). The Flagstone Acquisition was undertaken to enhance the Company's leadership position in the property catastrophe reinsurance industry and to create a company with greater size and economies of scale.
For segmental reporting purposes, the results of Flagstone’s operations since the acquisition date have been included within the Validus Re segment in the Consolidated Financial Statements.
The aggregate purchase price paid by the Company was $646,037 for adjusted tangible net assets acquired of $689,742. Reduced investment yields and lower returns on equity have led to many publicly traded reinsurance companies trading at discounts. This was the primary factor responsible for a purchase price less than the fair value of Flagstone's net assets, and the recognition of a bargain purchase gain on acquisition.
The estimates of fair values for tangible assets acquired and liabilities assumed were determined by management based on various market and income analyses and asset appraisals. Significant judgment was required to arrive at these estimates of fair value and changes to assumptions used could have led to materially different results.
In addition, at closing, the Company recorded a $2,595 intangible asset for the acquired Flagstone customer relationships. This intangible asset was related to the acquired broker distribution network and was fair valued using a variation of the income approach. Under this approach, the Company estimated the present value of expected future cash flows to an assumed hypothetical market participant resulting from the existing Flagstone customer relationships, considering attrition, and discounting at a weighted average cost of capital. In addition, the Company also recorded a $3,402 intangible asset for the acquired Flagstone brand name.
The composition of the purchase price and the fair value of net assets acquired is summarized as follows:

Total allocable purchase price
Flagstone shares outstanding at November 30, 2012	73,852,137
Exchange ratio	0.1935
Validus common shares issued, gross of taxes withheld	14,290,389
Validus share price at acquisition	$34.87
Total value of Validus shares issued		$498,306
Total cash consideration paid at $2.00 per Flagstone share		147,731
Total allocable purchase price		646,037

Tangible assets acquired
Cash and cash equivalents	$159,339
Investments	1,323,002
Receivables (a)	171,620
Other assets	129,245
Tangible assets acquired		$1,783,206

Liabilities acquired
Net loss reserves and paid losses recoverable	$639,641
Unearned premiums, net of expenses	104,592
Debentures payable	250,657
Other liabilities	98,574
Liabilities acquired		$1,093,464

Net tangible assets acquired, at fair value		689,742
Bargain purchase gain before establishment of intangible assets		43,705
Intangible asset—customer relationships and brand name		5,997
Bargain purchase gain on acquisition of Flagstone		$49,702

(a)	Premiums receivable of $171,620 were net of an allowance for doubtful accounts of $2,216.
The Company also incurred transaction and termination expenses related to the Flagstone Acquisition. Transaction expenses included legal and financial advisory services. Termination expenses are primarily comprised of severance costs in connection with certain Flagstone employment contracts that have been terminated. Finally, the customer relationships and brand name intangible assets have been fully amortized at the acquisition date as it was not expected to significantly contribute to the Company’s future cash flows beyond December 31, 2012. The gain on bargain purchase, net of expenses has been presented as a separate line item in the Company’s Consolidated Statements of Comprehensive Income, and is composed of the following:

Year Ended
December 31, 2012
Bargain purchase gain on acquisition of Flagstone	$49,702
Transaction expenses	(5,760)
Termination expenses	(20,244)
Amortization of intangible asset—customer relationships and brand name	(5,997)
Gain on bargain purchase, net of expenses	$17,701

Supplemental Pro Forma Information
Operating results of Flagstone have been included in the Consolidated Financial Statements from the November 30, 2012 acquisition date. The following selected unaudited pro forma financial information has been provided to present a summary of the combined results of the Company and Flagstone, assuming the transaction had been effected on January 1, 2011. The unaudited pro forma data is for informational purposes only and does not necessarily represent results that would have occurred if the transaction had taken place on the basis assumed above.

	Year ended	Year ended
	December 31, 2012	December 31, 2011
	(unaudited)	(unaudited)
Revenues
Gross premiums written	$2,536,535	$2,914,388
Reinsurance premiums ceded	(397,008)	(520,506)
Net premiums written	2,139,527	2,393,882
Change in unearned premiums	86,935	(20,261)
Net premiums earned	2,226,462	2,373,621
Net investment income	126,140	143,472
Net realized gains on investments	63,601	37,366
Net unrealized gains (losses) on investments	5,654	(47,101)
(Loss) from investment affiliate	(964)	—
Other income	29,984	11,152
Foreign exchange gains (losses)	1,363	(26,605)
Total revenues	2,452,240	2,491,905

Expenses
Losses and loss expenses	1,242,449	1,920,936
Policy acquisition costs	413,579	429,509
General and administrative expenses	323,061	282,183
Share compensation expenses	30,750	35,427
Transaction expenses	—	17,433
Finance expenses	64,306	66,485
Total expenses	2,074,145	2,751,973

Income before taxes and income from operating affiliates	378,095	(260,068)
Tax (expense)	(3,385)	(773)
Income (loss) from operating affiliates	12,868	(922)
Net income (loss) from continuing operations	$387,578	$(261,763)

Net income (loss) from discontinued operations, net of taxes	19,366	(21,662)
Net income (loss)	$406,944	$(283,425)

Net loss (income) attributable to noncontrolling interest	14,685	(24,515)
Net income (loss) available (attributable) to Validus	$421,629	$(307,940)

Basic earnings (loss) per share	$3.73	$(3.20)
Earnings (loss) per diluted share	$3.62	$(3.20)

The following selected audited information has been provided to present a summary of the results of Flagstone that have been included within the Validus Re segment in the Consolidated Financial Statements for the year ended December 31, 2012.

From Acquisition Date to
December 31, 2012
Net premiums written	$11,305
Total revenue	26,778
Total expenses	(17,061)
Net income	$9,717